UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Floating Rate Advantage Fund

Principal
Amount ($)		Value ($)

US Senior Loans (a) — 88.6%

AEROSPACE — 5.4%
	Delta Air Lines, Inc.
1,866,302	Credit-Linked Deposit Loan, 04/30/12 (b)	1,862,131
1,989,924	New Term Loan, 4.25%, 03/07/16	1,977,905
5,549,251	Term Loan Equipment Notes, 3.81%, 09/29/12 (b)	5,498,364
	Hawker Beechcraft Acquisition Co., LLC
1,601,948	Series A New Term Loan, 10.50%, 03/26/14	1,632,272
	TransDigm, Inc.
3,790,500	First Lien Term Loan, 4.00%, 02/14/17 (b)	3,820,614
	US Airways Group, Inc.
11,464,285	Term Loan, 2.75%, 03/21/14	10,549,548

		25,340,834

BROADCASTING — 5.4%
	CMP Susquehanna Corp.
1,164,169	Term Loan, 05/05/13 (b)	1,148,375
	ComCorp Broadcasting, Inc.
271,635	Revolving Loan, 9.00%, 10/03/12 (c)(d)	254,385
2,717,483	Term Loan, 9.00%, 04/03/13 (c) (d)	2,544,923
	Cumulus Media, Inc.
4,816,477	Replacement Term Loan, 4.00%, 06/11/14	4,784,567
	Entercom Radio, LLC	3,549,860
3,608,500	Term A Loan, 1.37%, 06/30/12
	TWCC Holding Corp.
4,906,715	Term Loan, 4.25%, 02/11/17 (b)	4,949,992
	Univision Communications, Inc.
10,964,974	Extended First-Lien Term Loan, 4.50%, 03/31/17	10,720,346
	Young Broadcasting, Inc.
6,145,042	Term Loan, 8.00%, 06/30/15 (c)	6,204,556

		34,157,004

CABLE/WIRELESS VIDEO — 5.7%
	Broadstripe, LLC
5,143,947	DIP Revolver, 7.75%, 12/31/11 (d) (e)	5,143,947
49,805,221	First Lien Term Loan, 06/30/11 (d) (f)	19,384,192
1,428,203	Revolver, 06/30/11 (d) (f)	555,857
	WideOpenWest Finance, LLC
1,826,519	Series A New Term Loan, 6.76%, 06/30/14	1,832,236

		26,916,232

CHEMICALS — 2.1%
	W.R. Grace & Co.
2,637,523	5 Year Revolver, (f)	4,932,167

Principal
Amount ($)		Value ($)

CHEMICALS (continued)
2,637,523	Revolving Credit Loan, (f)	4,932,167

		9,864,334

CONSUMER NON-DURABLES — 0.6%
	KIK Custom Products, Inc.
501,664	First Lien Canadian Term Loan, 2.50%, 06/02/14	438,331
2,926,372	First Lien U.S. Term Loan, 2.50%, 06/02/14	2,556,933

		2,995,264

DIVERSIFIED MEDIA — 1.5%
	Cengage Learning Acquisitions, Inc.
3,540,775	Term Loan, 2.50%, 07/03/14	3,398,701
	Cydcor, Inc.
3,013,774	First Lien Tranche B Term Loan, 9.50%, 02/05/13	2,957,266
	Endurance Business Media, Inc.
1,519,429	Term Loan, 6.50%, 12/14/14	493,815

		6,849,782

ENERGY — 2.9%
	Alon USA Energy, Inc.
192,127	Edington Facility, 2.56%, 08/05/13	169,071
1,537,012	Paramount Facility, 2.54%, 08/05/13	1,352,571
	Big West Oil, LLC
4,083,368	Term Loan, 7.00%, 03/31/16	4,140,352
	Calumet Lubricants Co., LP
854,375	Credit-Linked Letter of Credit, 4.15%, 01/03/15	851,385
6,261,247	Term Loan, 4.31%, 01/03/15	6,239,333
	Walter Energy, Inc.
690,000	Term Loan B, 04/02/18 (b)	695,348

		13,448,060

FINANCIAL — 3.9%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.80%, 05/01/13	937,500
	Nuveen Investments, Inc.
3,233,040	Extended First Lien Term Loan, 5.81%, 05/13/17	3,247,589
766,960	Non-Extended First Lien Term Loan, 3.31%, 11/13/14	738,061
3,000,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	3,228,765
	Online Resources Corp.
385,294	Term Loan, 2.50%, 02/21/12	382,404
	Springleaf Funding Co.
10,000,000	Term Loan, 7.25%, 04/21/15	10,028,150

		18,562,469

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Advantage Fund

Principal
Amount ($)		Value ($)

US Senior Loans (continued)

FOOD AND DRUG — 0.4%
	Rite Aid Corp.
1,943,832	Tranche 5 Term Loan, 4.50%, 03/03/18	1,930,867

FOOD/TOBACCO — 3.7%
	Burger King Corp.
2,743,125	Tranche B Term Loan, 4.50%, 10/19/16	2,744,071
	Dean Foods Co.
997,487	Extended Tranche B Term Loan, 04/02/17 (b)	993,747
997,487	Extended Tranche B Term Loan, 3.56%, 04/02/16 (b)	990,839
	Del Monte Foods Co.
2,550,000	Intial Term Loan, 4.50%, 03/08/18	2,556,911
	DS Waters of America, Inc.
2,705,833	Term Loan, 2.57%, 10/29/12	2,638,188
	DSW Holdings, Inc.
2,500,000	Term Loan, 4.31%, 03/02/12	2,387,500
	OSI Restaurant Partners, LLC
478,298	Pre-Funded RC Term Loan, 2.03%, 06/14/13	466,274
4,934,724	Term Loan, 2.56%, 06/14/14	4,810,665

		17,588,195

FOREST PRODUCTS/CONTAINERS — 3.4%
	Graham Packaging Co., L.P.
9,125,821	Term Loan D, 6.00%, 09/23/16	9,222,783
	Rock-Tenn Co.
1,000,000	Term Loan B, 04/02/18 (b)	1,007,675
	Smurfit-Stone Container Enterprises, Inc.
5,875,956	Exit Term Loan, 6.75%, 07/15/16	5,900,195

		16,130,653

GAMING/LEISURE — 3.3%
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit-Linked Deposit, 06/08/11 (f)	1,191,922
31,288,508	First Lien Tranche B Term Loan, 06/08/11 (f)	2,555,176
7,000,000	Second Lien Term Loan, 06/08/12 (f)	35,000
	Green Valley Ranch Gaming, LLC
4,560,000	Second Lien Term Loan, 08/16/14 (f)	72,208
	LLV Holdco, LLC
2,694,328	Exit Revolving Loan, 15.00%, 12/31/12 (c) (e) (g)	2,667,385
	Nevada Land Group, LLC
357,212	First Lien Initial Loan, 40.25%, 11/10/13	358,998

Principal
Amount ($)		Value ($)

GAMING/LEISURE (continued)
811,251	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	815,307
	Tamarack Resort, LLC
332,579	Term Loan, 04/17/12 (f)	299,737
	VML US Finance, LLC
2,086,100	Term B Delayed Draw Project Loan, 4.79%, 05/25/12	2,089,574
5,486,119	Term B Funded Project Loan, 4.79%, 05/27/13	5,495,253
	WAICCS Las Vegas 3, LLC
13,000,000	Second Lien Term Loan, 02/01/12 (f)	65,000

		15,645,560

HEALTHCARE — 7.1%
	CCS Medical, Inc.
18,548,376	First Lien Term Loan, 9.00%, 03/31/15 (c)	16,477,079
6,750,374	Second Lien Term Loan, 3.00%, 03/31/16 (c)	4,488,998
	DaVita, Inc.
2,394,000	Tranche B Term Loan, 4.50%, 10/20/16	2,409,812
	Graceway Pharmaceuticals, LLC
7,192,674	Mezzanine Loan,11/01/13 (f)	54,675
	HCA, Inc.
4,000,000	Tranche B-1 Term Loan, 2.56%, 11/18/13	3,988,260
	Onex Carestream Finance LP
1,350,000	Term Loan, 5.00%, 02/25/17	1,327,104
	Physiotherapy Associates, Inc./Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	1,237,500
	Rehabcare Group, Inc.
2,652,603	Term Loan B, 6.00%, 11/24/15	2,657,577
	Universal Health Services, Inc.
997,288	Tranche B Term Loan, 4.00%, 11/15/16	1,003,965

		33,644,970

HOUSING (f) — 1.7%
	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan, 08/01/11 (d)	4,000,000
	Kyle Acquisition Group, LLC
1,692,857	Facility B, 07/20/11	163,640
1,307,143	Facility C, 07/20/11	126,355
	LBREP/L-Suncal Master I, LLC
4,848,813	First Lien Term Loan, 01/18/12	72,732
	November 2005 Land Investors, LLC
1,556,102	First Lien New Term Loan, 03/31/11	346,233
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Advantage Fund

Principal
Amount ($)		Value ($)

US Senior Loans (continued)

HOUSING (continued)
	Westgate Investments, LLC
19,737,487	Senior Secured Loan, 09/25/17	3,042,373
6,799,724	Third Lien Term Loan, 06/30/15	24,197
	Withers Preserve MB-I
4,237,189	B-Note, 12/14/11 (d)	206,775

		7,982,305

INFORMATION TECHNOLOGY — 7.5%
	Avaya, Inc.
3,698,946	Term B-1 Loan, 3.06%, 10/24/14	3,588,385
7,430,095	Term B-3 Loan, 4.81%, 10/26/17	7,254,671
	Commscope, Inc.
2,790,000	Term Loan, 5.00%, 01/14/18	2,815,905
	Fifth Third Processing Solutions, LLC
2,091,250	First Lien Term Loan B, 5.50%, 11/03/16	2,103,013
	Freescale Semiconductor, Inc.
2,448,495	Extended Maturity Term Loan, 4.51%, 12/01/16	2,438,750
	Infor Enterprise Solutions Holdings, Inc.
2,487,731	First Lien Extended Delayed Draw Term Loan, 6.00%, 07/28/15	2,465,341
4,850,170	First Lien Extended Initial U.S. Term Loan, 6.00%, 07/28/15	4,806,519
	Kronos, Inc.
5,000,000	Second Lien Term Loan, 6.06%, 06/11/15	4,981,250
	Vertafore, Inc.
4,942,630	First Lien Term Loan, 5.25%, 07/29/16	4,962,400

		35,416,234

MANUFACTURING — 2.2%
	Goodman Global, Inc.
5,676,487	Initial First Lien Initial Term Loan, 5.75%, 10/28/16	5,708,389
	Tomkins, LLC/Tomkins, Inc.
4,812,518	Term B-1 Loan, 4.25%, 09/29/16	4,840,334

		10,548,723

RETAIL — 4.9%
	Burlington Coat Factory Warehouse Corp.
1,700,000	Term B Loan, 6.25%, 02/23/17	1,683,000
	Guitar Center, Inc.
4,020,474	Extended Term Loan, 5.56%, 04/09/17	3,902,373
	Gymboree Corp.
2,543,625	Term Loan, 5.00%, 02/23/18	2,546,118
	J. Crew Group, Inc.
3,900,000	Term Loan, 4.75%, 03/07/18	3,894,150

Principal
Amount ($)		Value ($)

RETAIL (continued)
	Michaels Stores, Inc.
1,293,969	B-2 Term Loan, 4.83%, 07/31/16	1,300,801
	Neiman Marcus Group, Inc.
1,413,055	Tranche B-2 Term Loan, 4.31%, 04/06/16	1,417,598
	Pilot Travel Centers, LLC
2,000,000	Initial Tranche B Term Loan, 03/30/18 (b)	2,013,240
	Spirit Finance Corp.
6,560,000	Term Loan, 3.45%, 08/01/13	6,300,322

		23,057,602

SERVICE — 10.4%
	Advantage Sales & Marketing, Inc.
997,500	First Lien Term Loan, 5.25%, 12/17/17	1,001,236
	Asurion, LLC (fka Asurion Corp.)
10,956,093	Tranche B-2 Incremental Term Loan, 6.75%, 03/31/15 (b)	11,106,739
	First Data Corp.
10,193,353	Initial Tranche B-1 Term Loan, 3.00%, 09/24/14	9,783,224
	Sabre, Inc.
10,644,655	Initial Term Loan, 2.27%, 09/30/14	10,042,274
	Safety-Kleen Systems, Inc.
639,901	Synthetic Letter of Credit Loan, 3.31%, 08/02/13	631,502
2,935,880	Term Loan B, 3.31%, 08/02/13	2,897,347
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 6.78%, 12/08/13	985,000
	Travelport, LLC
12,600,000	Tranche S Term Loan, 4.81%, 08/21/15	12,492,396

		48,939,718

TELECOMMUNICATIONS — 9.1%
	Digicel International Finance, Ltd.
400,072	Tranche A-T&T, 2.81%, 09/30/12	399,322
	Fairpoint Communications, Inc.
7,529,288	Term Loan, 6.50%, 01/22/16 (b)	7,279,089
	Getty Images, Inc.
9,929,810	Initial Term Loan, 5.25%, 11/07/16	10,022,009
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.31%, 04/13/15	726,300
	Level 3 Financing, Inc.
2,515,071	Tranche A Term Loan, 2.55%, 03/13/14	2,446,334
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,072,000
	MetroPCS Wireless, Inc.
6,982,500	Tranche B-3 Term Loan, 4.06%, 03/19/18	7,005,193
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Advantage Fund

Principal
Amount ($)		Value ($)

US Senior Loans (continued)

TELECOMMUNICATIONS (continued)
	Syniverse Holdings, Inc.
1,795,500	Term Loan, 5.25%, 12/21/17	1,807,278
	U.S. Telepacific Corp.
3,450,000	Term Loan Advance, 5.75%, 02/23/17 (b)	3,460,782

		34,218,307

TRANSPORTATION — AUTOMOTIVE — 2.1%
	Allison Transmission, Inc.
373,918	Term Loan, 3.01%, 08/07/14 (b)	371,029
2,617,424	Term Loan, 08/07/14	2,597,205
	Federal-Mogul Corp.
2,385,299	Tranche B Term Loan, 2.20%, 12/29/14	2,331,630
1,361,685	Tranche C Term Loan, 2.19%, 12/28/15	1,331,047
	Ford Motor Co.
1,784,881	Tranche B-1 Term Loan, 3.01%, 12/15/13	1,786,461
	Key Safety Systems, Inc.
1,718,568	First Lien Term Loan, 2.55%, 03/08/14	1,618,315

		10,035,687

TRANSPORTATION — LAND TRANSPORTATION — 0.5%
	JHT Holdings, Inc
20,710	Second Lien Term Loan, PIK, 12.50%, 12/24/13 (d)	6,571
	SIRVA Worldwide, Inc.
4,474,256	Second Lien Term Loan, PIK, 12.00%, 05/12/15	2,404,913

		2,411,484

UTILITY — 4.8%
	Dynegy Holdings, Inc.
10,833,048	Letter of Credit Facility Term Loan, 4.00%, 04/02/13 (b)	10,763,121
860,909	Tranche B Term Loan, 4.00%, 04/02/13 (b)	855,351
	EBG Holdings LLC
4,424,808	Term Loan, PIK, 11.25%, 12/20/16	10,199
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (d)	675,419
654,694	Second Lien Term Loan, 06/09/14 (d) (f)	—
	Texas Competitive Electric Holdings Co., LLC
2,474,359	Initial Tranche B-1 Term Loan, 3.76%, 10/10/14	2,088,693

Principal
Amount ($)		Value ($)

UTILITY (continued)
9,489,034	Initial Tranche B-2 Term Loan, 3.78%, 10/10/14	8,010,026

		22,402,809

	Total US Senior Loans (Cost $572,822,818)	418,087,093

Principal
Amount

Foreign Denominated or Domiciled Senior Loans (a) — 17.5%

AUSTRALIA — 2.0%
AUD
	SMG H5 Pty., Ltd.
9,288,284	Facility A Term Loan, 6.89%, 12/24/12	9,401,344

AUSTRIA — 1.0%
EUR
	Sacher Funding Ltd.
11,868,941	Euro Term Loan, 05/14/14 (f)	4,783,715

CANADA — 1.3%
USD
	CCS, Inc.
3,860,855	Term Loan, 3.30%, 11/14/14	3,674,241
	Novelis, Inc.
2,493,750	Term Loan B, 4.00%, 03/10/17	2,502,840

		6,177,081

FRANCE — 0.4%
EUR
	Vivarte
1,613,027	Acquisition Facility, 2.90%, 03/08/16	2,075,405

GERMANY — 0.0%
EUR
	Schieder Mobel Holding, GmbH
360,441	Delayed Draw Term Loan, 07/20/14 (d) (f)	95,153

IRELAND — 0.9%
USD
	SSI Investments II Ltd.
3,970,000	Term Loan, 6.50%, 05/26/17	4,027,089

ITALY — 0.6%
EUR
	Wind Telecomunicazioni S.p.A.
1,489,630	Trade Claim B1 Term Loan, 05/27/13 (f)	1,511,467
1,489,630	Trade Claim C1 Term Loan, 05/26/14 (f)	1,511,467

		3,022,934

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Advantage Fund

Principal
Amount		Value ($)

Foreign Denominated or Domiciled Senior Loans (continued)

SPAIN — 1.3%
EUR
	Grupo Gasmedi, S.L.
1,666,667	Second Lien Tranche E Term Loan, 5.93%, 02/11/16	2,069,527
1,409,008	Tranche B Term Loan, 3.68%, 08/11/14	1,959,539
1,409,008	Tranche C Term Loan, 4.18%, 08/11/15	1,959,539

		5,988,605

UNITED KINGDOM — 2.4%
EUR
	Ineos Holdings Ltd.
3,574,701	Term B1 Facility, 7.50%, 12/16/13	5,278,172
3,925,299	Term C1 Facility, 8.00%, 12/16/14	5,823,694

		11,101,866

UNITED KINGDOM — 6.1%
GBP
	All3Media Intermediate Ltd.
663,243	Facility B1, 3.18%, 08/31/14	1,015,303
4,281,271	Facility C, 3.68%, 08/31/15	6,553,839
3,000,000	Facility D, 5.56%, 02/29/16	4,376,051
3,559,965	Mezzanine Loan, PIK, 9.81%, 08/31/16	5,221,395
	Ansco UK Finance Co. Ltd.
653,735	Tranche B Term Loan, 3.18%, 03/08/12	1,037,425
	Henson No. 4 Ltd.
1,378,514	Facility B, 4.53%, 01/24/14	1,872,711
1,378,514	Facility C, 5.28%, 01/26/15	1,883,759
	Highland Acquisitions Ltd.
1,000,000	Facility B, 4.80%, 12/31/14	1,560,014
1,000,000	Facility C, 5.30%, 12/31/15	1,568,029
1,246,543	Mezzanine Facility, PIK, 12.05%, 12/29/16	1,858,274
	United Biscuits Holdco Ltd.
1,241,691	Facility B1, 2.87%, 12/15/14	1,940,608

		28,887,408

UNITED KINGDOM — 1.0%
USD
	All3Media Intermediate Ltd.
4,874,517	Facility B1, 2.82%, 08/31/14	4,612,511

Principal
Amount		Value ($)

UNITED STATES — 0.5%
GBP
	Knowledgepoint360 Group, LLC
1,565,794	First Lien U.K. Term Loan, 3.57%, 04/13/14	2,250,366

	Total Foreign Denominated or Domiciled Senior Loans (Cost $97,648,262)	82,423,477

Principal
Amount ($)

US Asset-Backed Securities (h) — 6.3%
	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.65%, 06/15/22 (i)	771,216
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 4.55%, 04/20/21 (i)	1,194,917
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 1.75%, 04/15/21 (i)	690,707
3,000,000	Series 2007-CA, Class B, 1.11%, 05/14/20 (i)	2,184,908
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.55%, 01/18/21 (i)	700,496
1,000,000	Series 2007-2A, Class D, 2.00%, 04/15/21 (i)	763,844
1,000,000	Series 2007-2A, Class E, 3.95%, 04/15/21	810,647
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.71%, 03/17/21 (d) (i)	711,718
1,000,000	Series 2007-3A, Class E, 3.86%, 03/17/21 (i)	725,628
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.56%, 03/11/21 (i)	1,464,212
	Commercial Industrial Finance Corp.
962,970	Series 2006-2A, Class B2L, 4.31%, 03/01/21 (i)	748,581
	Goldman Sachs Asset Management CLO, PLC,
2,000,000	Series 2007-1A, Class D, 3.05%, 08/01/22 (i)	1,589,411
847,661	Series 2007-1A, Class E, 5.30%, 08/01/22 (i)	736,715
	Greywolf CLO, Ltd
814,466	Series 2007-1A, Class E, 4.26%, 02/18/21 (j)	645,143
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 1.78%, 04/17/21 (i)	677,994
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 1.40%, 05/01/22 (i)	4,382,087
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 3.80%, 01/20/21 (i)	794,418
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 3.80%, 04/15/21 (i)	733,607
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

US Asset-Backed Securities (continued)
	Madison Park Funding I Ltd.
1,000,000	Series 2007-5A, Class D, 3.81%, 02/26/21 (i)	788,151
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 2.65%, 06/27/22 (i)	1,793,334
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, 3.90%, 04/18/21 (i)	580,040
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.65%, 04/27/21 (i)	706,724
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 2.71%, 02/27/21 (i)	2,190,366
951,289	Series 2007-1A, Class B2L, 4.81%, 02/27/21 (i)	624,566
	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 1.65%, 04/17/21 (i)	2,779,711

	Total US Asset-Backed Securities (Cost $28,575,877)	29,789,141

Shares

Common Stocks (j) — 10.3%

BROADCASTING — 5.7%
152,363	Communications Corp. of America (c) (d)	—
10,233	Young Broadcasting, Inc., Class A (c)	26,605,800

		26,605,800

CHEMICALS — 0.0%
103,200	Panda Hereford Ethanol, LP (d)	149,640

DIVERSIFIED MEDIA — 0.0%
1,272	Endurance Business Media, Inc., Class A	13,995

ENERGY — 0.3%
691,076	Value Creation, Inc.	1,416,706

FINANCIAL — 0.0%
72,448	Sacher Funding Ltd. (d)	—

GAMING/LEISURE — 1.8%
23,476	LLV Holdco, LLC — Series A Membership Interest (c) (d)	7,982,844
243	LLV Holdco, LLC — Series B Membership Interest (c) (d)	82,603
4	Nevada Land Group, LLC (d)	492,250

		8,557,697

HEALTHCARE — 0.2%
124,590	CCS Medical, Inc. (c)	1,059,015

MEDIA/TELECOMMUNICATIONS — 1.4%
279,999	Metro-Goldwyn-Mayer, Inc.	6,463,357

Shares		Value ($)

METALS/MINERALS — 0.4%
5,542	Euramax International, Inc.	1,828,860

TELECOMMUNICATIONS — 0.5%
135,202	Fairpoint Communications, Inc.	2,280,858

TRANSPORTATION — LAND TRANSPORTATION — 0.0%
2,023	JHT Holdings, Inc (d)	—

UTILITY — 0.0%
153,229	Entegra TC, LLC	91,937
3,178	GBGH, LLC (d)	—

		91,937

	Total Common Stocks (Cost $206,244,543)	48,467,865

Units

Warrants (j) — 0.0%

BROADCASTING — 0.0%
434,231	Cerberus Bawag Investors (Sacher Warrants), expires 05/14/14 (d)	—
1,023	LLV Holdco, LLC — Series C Membership Interest, expires 07/15/15 (c) (d)	—
1,406	LLV Holdco, LLC — Series D Membership Interest, expires 07/15/15 (c) (d)	—
1,572	LLV Holdco, LLC — Series E Membership Interest, expires 07/15/15 (c) (d)	—
1,769	LLV Holdco, LLC — Series F Membership Interest, expires 07/15/15 (c) (d)	—
2,004	LLV Holdco, LLC — Series G Membership Interest, expires 07/15/15 (c) (d)	—
8	Young Broadcasting, Inc., expires 12/24/24 (c)	20,800

	Total Warrants (Cost $16,740)	20,800

Total Investments — 122.7% (Cost of $905,308,240) (k)		578,788,376

Other Assets & Liabilities, Net — (22.7)%		(107,171,008)

Net Assets — 100.0%		471,617,368

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Advantage Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Advantage Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2011. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Affiliated issuer. See Notes to Investment Portfolio.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $42,286,277, or 9.0% of net assets, were fair valued as under the Fund’s valuation procedures of March 31, 2011.

(e)	Senior Loan Notes have additional unfunded loan commitments. As of March 31, 2011, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

		Unfunded
		Loan
Borrower		Commitment

Mobileserv Ltd.	GBP	2,500,000

Broadstripe, LLC		$2,480,930
LLV Holdco, LLC		3,523,802
Sorrenson Communications, Inc.		2,000,000
Water PIK, Inc.		1,000,000

		$9,004,732

(f)	The issuer is, or in danger of being, in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2011.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $28,978,494 or 6.1% of net assets.

(j)	Non-income producing security.

(k)	Cost for U.S. federal income tax purposes is $911,662,560. Unrealized appreciation and depreciation on investments are as follows:

Unrealized appreciation	$23,524,347
Unrealized depreciation	(356,398,531)

Net unrealized depreciation	$(332,874,184)

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CSF	Credit Suisse First Boston
DIP	Debtor-in-Possession
PIK	Payment-in-Kind
PNC	PNC Financial Services
Forward foreign currency contracts outstanding as of March 31, 2011 were as follows:

			Principal		Net
			Amount		Unrealized
			Covered by		Appreciation/
Contracts to Buy or to Sell	Currency	Counter party	Contracts	Expiration	(Depreciation)*
Sell	AUD	CSF	8,752,307	04/15/11	(562,777)
Sell	EUR	PNC	19,469,191	05/04/11	(817,482)
Sell	GBP	PNC	16,899,965	05/04/11	171,455
Sell	GBP	CSF	3,081,133	05/12/11	18,931

					$(1,189,873)

*	The primary risk exposure is foreign exchange contracts (See Notes to Investment Portfolio).
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Broadcasting	4.6%
Chemicals	2.3%
Retail	2.3%
Diversified Media	2.0%
Healthcare	1.3%
Telecommunications	1.1%
Financial	1.0%
Information Technology	0.9%
Service	0.8%
Metals/Minerals	0.6%
Food/Tobacco	0.4%
Gaming/Leisure	0.2%

Total	17.5%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2011 (unaudited)	Highland Floating Rate Advantage Fund
Security Valuation
In computing the Highland Floating Rate Advantage Fund’s (the “Fund”) net assets, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board of Trustees of the Fund (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund may enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. During the nine months ended March 31, 2011, the values of forward foreign currency contracts opened were AUD 8,752,307, EUR 46,592,191 and GBP 42,569,965 and the closed values were EUR 61,059,000 and GBP 52,168,467.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
As of March 31, 2011, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset -backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of March 31, 2011 (unaudited)	Highland Floating Rate Advantage Fund
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2011 is as follows:

				Level 3
			Level 2	Significant
	Total Value at	Level 1 Quoted	Significant	Unobservable
Investments	March 31, 2011	Price	Input	Input
Assets

Common Stocks
Broadcasting	$26,605,800	$—	$—	$26,605,800
Chemicals	149,640	—	—	149,640
Diversified Media	13,995	—	—	13,995
Energy	1,416,706	—	—	1,416,706
Gaming/Leisure	8,557,697	—	—	8,557,697
Healthcare	1,059,015	—	—	1,059,015
Media/Telecommunications	6,463,357	—	—	6,463,357
Metals/Minerals	1,828,860	—	—	1,828,860
Telecommunication	2,280,858	2,280,858	—	—
Utility	91,937	—	—	91,937
Warrants			—	20,800
Broadcasting	20,800	—	—	—
Debt
Senior Loans	500,510,570	—	344,145,654	156,364,916

Asset-Backed Securities	29,789,141	—	—	29,789,141
Other Financial Instruments*
Foreign exchange contracts	190,386	—	190,386	—

Total Assets	578,978,762	2,280,858	344,336,040	232,361,864

Liabilities
Other Financial Instruments*
Foreign exchange contracts	$(1,380,259)	$—	$(1,380,259)	$—

Total Liabilities	(1,380,259)	—	(1,380,259)	—

Total	$577,598,503	$2,280,858	$342,955,781	$232,361,864

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were classified as Level 3 as of March 31, 2011.
The table below sets forth a summary of changes in the Fund’s assets measured at fair value using significant unobservable inputs for the period ended March 31, 2011.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of March 31, 2011 (unaudited)	Highland Floating Rate Advantage Fund

				Net
				Amortization		Net
Assets at Fair Value				(Accretion)	Net Realized	Unrealized		Balance as of
Using Unobservable Inputs	Balance as of	Transfers in	Transfers out	of Premium/	Gains/	Gains/	Net Purchases/	March 31,
Level 3	June 30, 2010	to Level 3	of Level 3	(Discount)	(Losses)	(Losses)	(Sales)	2011

Common Stocks
Broadcasting	$20,709,545	$—	$—	$—	$—	$5,896,255	$—	$26,605,800
Chemicals	1,548,000	—	—	—	8,942	(344,066)	(1,063,236)	149,640
Diversified Media	—	—	—	—	—	(336,009)	350,004	13,995
Energy	1,382,152	—	—	—	—	34,554	—	1,416,706
Gaming/Leisure	1,089,655	—	—	—	—	(150,651,780)	158,119,822	8,557,697
Healthcare	—	3,301,635	—	—	—	(2,242,620)	—	1,059,015
Media/ Telecommunications	—	—	—	—	—	(6,836,365)	13,299,722	6,463,357
Metals/Mining	962,147	—	—	—	—	866,713	—	1,828,860
Transportation — Land Transportation	380,896	—	—	—	(885,316)	962,250	(457,830)	—
Utility	68,953	—	—	—	—	22,984	—	91,937
Warrants
Broadcasting	16,191	—	—	—	—	4,609	—	20,800
Debt
Senior Loans	157,813,097	56,623,774	(3,528,849)	107,172	(54,462,275)	193,599,118	(193,787,121)	156,364,916
Asset-Backed Securities	20,575,943	—	—	—	—	9,213,198	—	29,789,141
Claims	57,563	—	—	—	(30,909,007)	30,916,536	(65,092)	—

Total	$204,604,142	$59,925,409	$(3,528,849)	$107,172	$(86,247,656)	$81,105,377	$(23,603,731)	$232,361,864

The net unrealized gains shown in the table above relate to investments that were held at March 31, 2011.
For the nine months ended March 31, 2011, there were no transfers from Level 1 to Level 2.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended March 31, 2011, a net amount of $56,396,560 was transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Affiliated Issuers and Transactions
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies as of March 31, 2011:

	Par Value at	Shares at	Market Value
	March 31,	March 31,	June 30,	March 31,
	2011	2011	2010	2011

CCS Medical, Inc. (Senior Loans)	$29,159,605	—	$22,504,068	$24,640,310
CCS Medical, Inc. (Common Stock)	—	124,590	3,301,635	1,059,015
ComCorp Broadcasting, Inc. (Senior Loans) *	2,989,118	—	2,557,191	2,799,308
Communications Corp of America (Common Stock)	—	152,363	—	—
LLV Holdco, LLC (Senior Loans)	1,009,399	—	—	2,667,385
LLV Holdco, LLC (Common Stocks)	—	31,493	—	8,065,447
Young Broadcasting, Inc. (Senior Loans)	6,145,041	—	6,141,748	6,204,556
Young Broadcasting, Inc. (Common Stocks)	—	10,233	20,709,545	26,605,800
Young Broadcasting, Inc. (Warrants)	—	8	16,191	20,800

	$40,988,093	318,687	$55,230,378	$72,062,621

*	Company is a wholly owned subsidiary of Communications Corp. of America.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/10/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/10/11

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date 5/10/11

*	Print the name and title of each signing officer under his or her signature.